UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  DECEMBER  31, 2007
                                                ------------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON         NEW YORK, NEW YORK           JANUARY 28, 2008
-----------------------         ------------------           ----------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         18
                                                --

Form 13F Information Table Value Total:          $886,838
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                                                (thousands)




List of Other Included Managers:                     NONE
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

                                  Title of               Market    (Share/    Share/  Put/
Name of Issuer                     Class       Cusip     Value       Prn       Prn    Call  Investment   Other      Voting Authority
                                                        (X 1000)    Amount                 Discretion   Managers   Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                 COM     002535201     11,019    572,725      SH           SOLE               572,725
AARON RENTS INC A CMN CLASS A       COM     002535300      3,878    224,700      SH           SOLE               224,700
AMERICAN EXPRESS CO. CMN            COM     025816109    110,605  2,126,200      SH           SOLE             2,126,200
BEAR STEARNS COS INC                COM     073902108     17,588    199,300      SH           SOLE               199,300
BED BATH & BEYOND INC.              COM     075896100    119,914  4,080,108      SH           SOLE             4,080,108
BERKSHIRE HATHAWAY INC DEL          COM     084670108        283          2      SH           SOLE                     2
BURLINGTON NORTHERN SANTA FE CORP   COM     12189T104     21,224    255,000      SH           SOLE               255,000
COMMERCE BANCORP INC N.J.           COM     200519106     44,223  1,159,500      SH           SOLE             1,159,500
CON-WAY INC                         COM     205944101     18,170    437,420      SH           SOLE               437,420
CONOCOPHILLIPS                      COM     20825C104     22,022    249,400      SH           SOLE               249,400
COSTCO WHSL CORP NEW                COM     22160K105     70,338  1,008,291      SH           SOLE             1,008,291
LOWES COS INC                       COM     548661107    118,857  5,254,500      SH           SOLE             5,254,500
MC DONALDS CORP                     COM     580135101     88,038  1,494,450      SH           SOLE             1,494,450
MOHAWK INDS INC                     COM     608190104     20,334    273,300      SH           SOLE               273,300
SEARS HLDGS CORP                    COM     812350106     15,105    148,019      SH           SOLE               148,019
STAPLES, INC                        COM     855030102     96,224  4,170,950      SH           SOLE             4,170,950
TARGET CORP                         COM     87612E106     87,800  1,756,000      SH           SOLE             1,756,000
WHOLE FOODS MKT INC                 COM     966837106     21,216    520,000      SH           SOLE               520,000
                                                         886,838
